Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Other Commitments [Line Items]
Total	$ (13,837)
2023	(12,097)
2024	(1,740)
Vessel BWTS and ESD (1) [Member]
Other Commitments [Line Items]
Total	(13,837)
2023	(12,097)
2024	$ (1,740)